PaineWebber
Global Equity Fund

PaineWebber
Global Income Fund

PaineWebber
Asia Pacific
Growth Fund

PaineWebber
Emerging Markets
Equity Fund

                         ------------------------------

                                   PROSPECTUS
                                 MARCH 1, 2000

                         ------------------------------

This prospectus offers four classes of shares in PaineWebber's four Global Funds -- Classes A, B, C and Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are available only to certain types of investors.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

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                            ------------------------
PaineWebber Global Equity Fund              PaineWebber Asia Pacific Growth Fund
PaineWebber Global Income Fund          PaineWebber Emerging Markets Equity Fund

                                    Contents
                                   THE FUNDS

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What every investor
should know about             PaineWebber Global Equity Fund:
the funds                       3           Investment Objective, Strategies and Risks
                                4           Performance
                                5           Expenses and Fee Tables
                              PaineWebber Global Income Fund:
                                6           Investment Objective, Strategies and Risks
                                7           Performance
                                8           Expenses and Fee Tables
                              Paine Webber Asia Pacific Growth Fund:
                                9           Investment Objective, Strategies and Risks
                               10           Performance
                               11           Expenses and Fee Tables
                              PaineWebber Emerging Markets Equity Fund:
                               12           Investment Objective, Strategies and Risks
                               13           Performance
                               14           Expenses and Fee Tables
                                       YOUR INVESTMENT

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Information for                17           Managing Your Fund Account
managing your fund                          --Flexible Pricing
account                                     --Buying Shares
                                            --Selling Shares
                                            --Exchanging Shares
                                            --Pricing and Valuation
                                    ADDITIONAL INFORMATION

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Additional important           22           Management
information about              23           Dividends and Taxes
the funds                      24           Financial Highlights

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Where to learn more                         Back Cover
about PaineWebber
mutual funds

                         The funds are not complete or
                         balanced investment programs.

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                               Prospectus Page 2

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                            ------------------------
                         PaineWebber Global Equity Fund

                         PaineWebber Global Equity Fund
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

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FUND OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of companies in the United States and in foreign countries that are represented in the MSCI Europe, Australia and Far East Index. The EAFE Index reflects stocks in most developed countries outside North America. The fund also invests, to a lesser extent, in stocks of issuers in other countries, including emerging markets, and in U.S. and foreign bonds.

The fund's investment adviser, Mitchell Hutchins Asset Management Inc., allocates the fund's assets between U.S. and foreign markets based on how it expects U.S. stock markets to perform in comparison to stock markets in certain of the EAFE countries. Mitchell Hutchins may increase the allocation of the fund's assets to either the U.S. or foreign markets if it believes that one of those markets has a greater potential for high returns, relative to the risk of loss. The fund may (but is not required to) use options, futures contracts, forward currency contracts and other derivatives as part of its investment strategy or to help manage portfolio risks.

Mitchell Hutchins has appointed Invista Capital Management, LLC as the sub-adviser for the fund's foreign investments. In buying and selling foreign stocks for the fund, Invista analyzes the fundamental business prospects of industries and of individual companies and assesses the relative risks presented by the countries in which those companies operate.

In buying and selling U.S. stocks for the fund, Mitchell Hutchins uses its own Factor Valuation Model to identify companies that appear undervalued. The model ranks companies based on "value" factors, such as dividends, cash flows, earnings and book values, as well as on "growth" factors, such as earnings momentum and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those identified by the model.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund.

Common stocks, which are the fund's main investment, generally fluctuate in value more than other investments. The fund could lose all of its investment in a company's stock. Mitchell Hutchins may not be successful in making the best allocation between U.S. and foreign investments. The value of the fund's foreign investments may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. This risk is greater for investments in emerging market issuers than for issuers in more developed countries. The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

- Equity Risk

- Sector Allocation Risk

- Foreign Investing Risk

- Emerging Markets Risk

- Derivatives Risk

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THOSE REPORTS).

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                               Prospectus Page 3

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                         PaineWebber Global Equity Fund

                                  PERFORMANCE

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RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares because they have the longest performance history of any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This may be particularly true of the period prior to October 1, 1998, when Mitchell Hutchins and Invista assumed the day-to-day management of the fund's assets. Prior to that date, another sub-adviser was responsible for managing all fund assets.

    TOTAL RETURN ON CLASS A SHARES (1992 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  PERCENTAGES
1990
1991
1992                 3.26%
1993                30.77%
1994                -2.38%
1995                13.54%
1996                14.80%
1997                 6.34%
1998                11.61%
1999                18.19%

    Best quarter during years shown: 1st quarter, 1998--19.22%
    Worst quarter during years shown: 3rd quarter, 1998--(19.41%)

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

                                                                                                        MSCI
CLASS                                                 CLASS A      CLASS B     CLASS C     CLASS Y     WORLD
(INCEPTION DATE)                                     (11/14/91)   (8/25/95)   (5/10/93)   (5/10/93)    INDEX
----------------                                     ----------   ---------   ---------   ---------    -----
One Year...........................................     12.86%      12.15%      16.23%      18.57%     20.34%
Five Years.........................................     11.79%        N/A       11.95%      13.20%     20.25%
Life of Class......................................     11.11%      10.71%      10.99%      12.19%         *

---------
 *Average annual total returns for the MSCI World Index for the life of each class were as follows: Class A--15.29%; Class B--20.44%; Class C--17.14%; and Class Y--17.14%.

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                               Prospectus Page 4

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                         PaineWebber Global Equity Fund

                            EXPENSES AND FEE TABLES

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FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investments)

                                                              CLASS A       CLASS B       CLASS C       CLASS Y
                                                              --------      --------      --------      --------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................     4.5%         None          None          None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None             5%            1%         None
Exchange Fee................................................    None          None          None          None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A       CLASS B       CLASS C       CLASS Y
                                                              --------      --------      --------      --------
Management Fees.............................................    0.85%         0.85%         0.85%         0.85%
Distribution and/or Service (12b-1) Fees....................    0.25          1.00          1.00          None
Other Expenses..............................................    0.46          0.57          0.49          0.38
                                                                ----          ----          ----          ----
Total Annual Fund Operating Expenses........................    1.56%         2.42%         2.34%         1.23%
                                                                ====          ====          ====          ====

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                              --------      --------      --------      --------
Class A.....................................................    $602         $  920        $1,262        $2,223
Class B (assuming sales of all shares at end of period).....     745          1,055         1,491         2,348
Class B (assuming no sales of shares).......................     245            755         1,291         2,348
Class C (assuming sales of all shares at end of period).....     337            730         1,250         2,676
Class C (assuming no sales of shares).......................     237            730         1,250         2,676
Class Y.....................................................     125            390           676         1,489

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                               Prospectus Page 5

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                         PaineWebber Global Income Fund

                         PaineWebber Global Income Fund
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

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FUND OBJECTIVE

Primarily, high current income consistent with prudent investment risk; secondarily, capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in high quality bonds of governmental and private issuers in the United States and in developed foreign countries. These high quality bonds are rated in one of the two highest rating categories or are of comparable quality. The fund also invests, to a lesser extent, in lower rated bonds, including bonds of issuers in emerging markets. These may include bonds that have very low credit ratings but that Mitchell Hutchins Asset Management Inc., the fund's investment adviser, believes may provide a return that is high enough to justify the additional risk. Some of the fund's bonds may be backed by mortgages.

Mitchell Hutchins normally invests a portion of the fund's assets in bonds of U.S. government and private issuers and allocates the balance of the fund's portfolio among bonds of issuers in different foreign countries. Mitchell Hutchins decides which bonds to buy or sell by determining the allocation to different geographic areas, countries and industries based upon its assessment of fundamental economic strengths, credit quality and currency and interest rate trends. The fund may (but is not required to) use options, futures contracts, forward currency contracts and other derivatives as part of its investment strategy or to help manage portfolio risks.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund.

The fund is subject to interest rate risk, which is the risk that the value of its investments generally will fall when interest rates rise. The value of the fund's foreign investments also may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. This risk is greater for investments in emerging market issuers than for issuers in more developed countries. The fund also is subject to credit risk, which is the risk that issuers may fail, or become less able to make principal or interest payments when due. This risk is greater for bonds rated below investment grade. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default. The fund is subject to sector allocation risk, which means that Mitchell Hutchins may not be successful in choosing the best allocation of the fund's assets between U.S. and foreign issuers.

Because the fund is non-diversified, it can invest more of its assets in a single issuer than a diversified fund can. As a result, changes in the market value of a single issuer can have a greater effect on the fund's performance and share price than if the fund held a smaller position. The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

- Interest Rate Risk

- Foreign Investing Risk

- Credit Risk

- Sovereign Risk

- Sector Allocation Risk

- Emerging Markets Risk

- Non-Diversified Status Risk

- Derivatives Risk

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THOSE REPORTS).

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                               Prospectus Page 6

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                         PaineWebber Global Income Fund

                                  PERFORMANCE

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RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class B shares because they have the longest performance history of any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

    TOTAL RETURN ON CLASS B SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  PERCENTAGES
1990                17.72%
1991                10.75%
1992                 0.38%
1993                13.36%
1994                -4.77%
1995                12.39%
1996                 6.34%
1997                 3.06%
1998                 9.73%
1999                -4.89%

    Best quarter during years shown: 3rd quarter, 1991--7.17%
    Worst quarter during years shown: 1st quarter, 1994--(3.92)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

                                                                                                              SALOMON SMITH
                                                                                                              BARNEY WORLD
CLASS                                               CLASS A       CLASS B*       CLASS C        CLASS Y        GOVERNMENT
(INCEPTION DATE)                                    (7/1/91)      (3/20/87)      (7/2/92)      (8/26/91)       BOND INDEX
----------------                                    --------      ---------      --------      ---------      -------------
One Year......................................       (7.77)%        (9.43)%       (5.09)%        (3.60)%          (4.27)%
Five Years....................................        5.16%          4.83%         5.51%          6.36%            6.42%
Ten Years.....................................         N/A           6.75%          N/A            N/A             8.03%
Life of Class.................................        5.58%          7.98%         4.80%          6.35%              **

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 *Assumes conversion of Class B shares to Class A shares after six years. **Average annual total returns for the Salomon Smith Barney World Government
  Bond Index for the life of each class were as follows: Class A--8.17%; Class B--7.94%; Class C--6.63%; and Class Y--7.82%.

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                               Prospectus Page 7

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                         PaineWebber Global Income Fund

                            EXPENSES AND FEE TABLES

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FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investments)

                                                              CLASS A       CLASS B       CLASS C       CLASS Y
                                                              --------      --------      --------      --------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................       4%         None          None          None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None             5%         0.75%         None
Exchange Fee................................................    None          None          None          None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A       CLASS B       CLASS C       CLASS Y
                                                              --------      --------      --------      --------
Management Fees.............................................    0.75%         0.75%         0.75%         0.75%
Distribution and/or Service (12b-1) Fees....................    0.25          1.00          0.75          None
Other Expenses..............................................    0.19          0.36          0.19          0.10
                                                                ----          ----          ----          ----
Total Annual Fund Operating Expenses........................    1.19%         2.11%         1.69%         0.85%
                                                                ====          ====          ====          ====

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                              --------      --------      --------      --------
Class A.....................................................    $516          $763         $1,028        $1,785
Class B (assuming sales of all shares at end of period).....     714           961          1,334         1,990
Class B (assuming no sales of shares).......................     214           661          1,134         1,990
Class C (assuming sales of all shares at end of period).....     247           533            918         1,998
Class C (assuming no sales of shares).......................     172           533            918         1,998
Class Y.....................................................      87           271            471         1,049

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                               Prospectus Page 8

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                      PaineWebber Asia Pacific Growth Fund

                      PaineWebber Asia Pacific Growth Fund
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

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FUND OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of companies in the Asia Pacific Region, except Japan.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, has appointed Schroder Investment Management North America Inc. (SIMNA) as the fund's sub-adviser. SIMNA focuses on companies that it believes have a sustainable competitive advantage and growth potential that is undervalued by other investors. SIMNA allocates the fund's assets among Asia Pacific Region countries based on its assessment of the likelihood that those countries will have favorable long-term business environments. In deciding which securities within a country to buy or sell for the fund, SIMNA analyzes historical growth rates and future growth prospects, management capability and profit margins. SIMNA's evaluation of securities reflects information available from the extensive network of locally based analysts maintained by SIMNA and its affiliates.

The fund may (but is not required to) use options, futures contracts, forward currency contracts and other derivatives as part of its investment strategy or to help manage portfolio risks.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund.

Common stocks, which are the fund's main investment, generally fluctuate in value more than other investments. The fund could lose all of its investment in a company's stock. The value of the fund's foreign investments may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. These risks are greater for investments in emerging market issuers than for issuers in more developed countries. The fund's concentration of a significant portion of its assets in one geographic area, means that it will be more susceptible to factors adversely affecting that area. The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

- Equity Risk

- Foreign Investing Risk

- Emerging Markets Risk

- Regional Concentration Risk

- Derivatives Risk

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THOSE REPORTS).

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                               Prospectus Page 9

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                            ------------------------
                      PaineWebber Asia Pacific Growth Fund

                                  PERFORMANCE

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RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares because they have as long a performance history as any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns during the last calendar year and for the life of the fund for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

    TOTAL RETURN ON CLASS A SHARES (1998 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  PERCENTAGES
1990
1991
1992
1993
1994
1995
1996
1997
1998               -11.74%
1999                67.35%

    Best quarter during the year shown: 2nd quarter, 1999--29.55%
    Worst quarter during the year shown: 2nd quarter, 1998--(25.95)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

                                                                                                        MSCI
CLASS                                          CLASS A     CLASS B     CLASS C     CLASS Y    ALL COUNTRY ASIA PACIFIC
(INCEPTION DATE)                              (3/25/97)   (3/25/97)   (3/25/97)   (3/13/98)    FREE (EX-JAPAN) INDEX
----------------                              ---------   ---------   ---------   ---------   ------------------------
One Year....................................    59.90%      60.97%      65.11%      67.72%             55.23%
Life of Class...............................    (2.51)%     (2.68)%     (1.58)%     20.68%          *

---------
 *Average annual total returns for the MSCI All Country Asia Pacific Free
  (ex-Japan) Index for the life of each class were as follows: Class A--0.37%; Class B--0.37%; Class C--0.37%; and Class Y--16.78%.

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                               Prospectus Page 10

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                            ------------------------
                      PaineWebber Asia Pacific Growth Fund

                            EXPENSES AND FEE TABLES

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FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investments)

                                                              CLASS A       CLASS B       CLASS C       CLASS Y
                                                              --------      --------      --------      --------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................     4.5%         None          None          None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None             5%            1%         None
Exchange Fee................................................    None          None          None          None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A       CLASS B       CLASS C       CLASS Y
                                                              --------      --------      --------      --------
Management Fees.............................................    1.20%         1.20%         1.20%         1.20%
Distribution and/or Service (12b-1) Fees....................    0.25          1.00          1.00          None
Other Expenses..............................................    1.28          1.32          1.25          1.14
                                                                ----          ----          ----          ----
Total Annual Fund Operating Expenses........................    2.73%         3.52%         3.45%         2.34%
                                                                ====          ====          ====          ====

EXAMPLE

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                              --------      --------      --------      --------
Class A.....................................................    $714         $1,259        $1,830        $3,373
Class B (assuming sales of all shares at end of period).....     855          1,380         2,026         3,456
Class B (assuming no sales of shares).......................     355          1,080         1,826         3,456
Class C (assuming sales of all shares at end of period).....     448          1,059         1,793         3,730
Class C (assuming no sales of shares).......................     348          1,059         1,793         3,730
Class Y.....................................................     237            730         1,250         2,676

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                               Prospectus Page 11

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                            ------------------------
                    PaineWebber Emerging Markets Equity Fund

                    PaineWebber Emerging Markets Equity Fund
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

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FUND OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of companies in emerging market countries.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, has appointed Schroder Investment Management North America Inc. (SIMNA) as the fund's sub-adviser. SIMNA focuses on companies that it believes have a sustainable competitive advantage and growth potential that is undervalued by other investors. SIMNA allocates the fund's assets among emerging market countries based on its assessment of the likelihood that those countries will have favorable long-term business environments. In deciding which securities within a country to buy or sell for the fund, SIMNA analyzes historical growth rates and future growth prospects, management capability and profit margins. SIMNA's evaluation of securities reflects information available from the extensive network of locally based analysts maintained by SIMNA and its affiliates.

The fund may (but is not required to) use options, futures contracts, forward currency contracts and other derivatives as part of its investment strategy or to help manage portfolio risks.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund.

Common stocks, which are the fund's main investment, generally fluctuate in value more than other investments. The fund could lose all of its investment in a company's stock. The value of the fund's foreign investments may fall due to adverse political, social and economic developments abroad and decreases in foreign currency values relative to the U.S. dollar. These risks are greater for emerging market issuers than for issuers in more developed countries. The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

- Equity Risk

- Foreign Investing Risk

- Emerging Markets Risk

- Derivatives Risk

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THOSE REPORTS).

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                               Prospectus Page 12

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                            ------------------------
                    PaineWebber Emerging Markets Equity Fund

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares because they have as long a performance history as any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This may be particularly true of the period prior to February 25, 1997, which is when Mitchell Hutchins appointed SIMNA as the fund's sub-adviser. Prior to that date, another sub-adviser was responsible for managing the fund's assets.

    TOTAL RETURN ON CLASS A SHARES (1995 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  PERCENTAGES
1990
1991
1992
1993
1994
1995               -11.20%
1996                 4.86%
1997                -4.53%
1998               -26.43%
1999                61.44%

    Best quarter during years shown: 4th quarter, 1999--27.28%
    Worst quarter during years shown: 2nd quarter, 1998--(22.48)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

                                                                                                      MSCI
                                                                                                    EMERGING
CLASS                                               CLASS A     CLASS B     CLASS C     CLASS Y     MARKETS
(INCEPTION DATE)                                   (1/19/94)   (12/5/95)   (1/19/94)   (1/19/94)   FREE INDEX
----------------                                   ---------   ---------   ---------   ---------   ----------
One Year.........................................    54.20%      55.06%      58.85%      61.92%       66.41%
Five Years.......................................     0.17%        N/A        0.26%       1.31%        2.00%
Life of Class....................................    (2.10)%      3.43%      (2.13)%     (1.12)%      *

---------
 * Average annual total returns for the MSCI Emerging Markets Free Index for the life of each class were as follows: Class A--0.08%; Class B--4.92%;
   Class C--0.08%; and Class Y--0.08%.

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                               Prospectus Page 13

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                            ------------------------
                    PaineWebber Emerging Markets Equity Fund

                            EXPENSES AND FEE TABLES

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FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investments)

                                                              CLASS A       CLASS B       CLASS C       CLASS Y
                                                              --------      --------      --------      --------
Maximum Sales Charge (Load) Imposed on Purchases(as a % of
  offering price)...........................................     4.5%         None          None          None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None             5%            1%         None
Exchange Fee................................................    None          None          None          None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A       CLASS B       CLASS C       CLASS Y
                                                              --------      --------      --------      --------
Management Fees.............................................    1.20%         1.20%         1.20%         1.20%
Distribution and/or Service (12b-1) Fees....................    0.25          1.00          1.00          None
Other Expenses..............................................    2.11          2.30          2.23          2.26
                                                                ----          ----          ----          ----
Total Annual Fund Operating Expenses........................    3.56%         4.50%         4.43%         3.46%
Expense Reimbursement*......................................    1.12          1.31          1.24          1.27
                                                                ----          ----          ----          ----
Net Expenses*...............................................    2.44%         3.19%         3.19%         2.19%
                                                                ====          ====          ====          ====

---------
*The fund and Mitchell Hutchins have entered into a written expense reimbursement agreement. Mitchell Hutchins is contractually obligated to reimburse the fund to the extent that the fund's expenses through March 1, 2001 otherwise would exceed the "Net Expenses" rates for each class as shown above. The fund has agreed to repay Mitchell Hutchins for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those years to exceed those "Net Expenses" rates.

EXAMPLE

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the one-year period when the fund's expenses are lower due to its reimbursement agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                              --------      --------      --------      --------
Class A.....................................................    $686         $1,393        $2,121        $4,035
Class B (assuming sales of all shares at end of period).....     822          1,543         2,373         4,171
Class B (assuming no sales of shares).......................     322          1,243         2,173         4,171
Class C (assuming sales of all shares at end of period).....     422          1,229         2,146         4,486
Class C (assuming no sales of shares).......................     322          1,229         2,146         4,486
Class Y.....................................................     222            945         1,689         3,654

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                               Prospectus Page 14

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                            ------------------------
PaineWebber Global Equity Fund              PaineWebber Asia Pacific Growth Fund
PaineWebber Global Income Fund          PaineWebber Emerging Markets Equity Fund

                        MORE ABOUT RISKS AND INVESTMENT
                                   STRATEGIES

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PRINCIPAL RISKS

The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is greater for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. Lower quality bonds may fluctuate in value more than higher quality bonds and, during periods of market volatility, may be more difficult to sell at the time and price a fund desires.

DERIVATIVES RISK. The value of "derivatives" - so-called because their value "derives" from the value of an underlying asset, reference rate or index - may rise or fall more rapidly than other investments. For some derivatives, it is possible for a fund to lose more than the amount it invested in the derivative. Options, futures contracts and forward currency contracts are examples of derivatives. A fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying the derivatives. If a fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, it is possible that the hedge will not succeed if changes in the value of the derivatives are not matched by opposite changes in the value of the rest of the fund's portfolio.

EMERGING MARKETS RISK. Securities of issuers located in emerging market countries are subject to all of the risks of other foreign securities (see below). However, the level of those risks often is higher due to the fact that social, political, legal and economic systems in emerging market countries may be less fully developed and less stable than those in developed countries. Emerging market securities also may be subject to additional risks, such as lower liquidity and larger or more rapid changes in value.

EQUITY RISK. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. A fund may lose a substantial part, or even all, of its investment in a company's stock.

FOREIGN INVESTING RISK. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices. Foreign investments denominated in foreign currencies are subject to the risk that the value of a foreign currency will fall in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

INTEREST RATE RISK. The value of bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments in bonds will fall. Because interest rate risk is the primary risk presented by U.S. government and other very high quality bonds, changes in interest rates may actually have a larger effect on the value of those bonds than on lower quality bonds.

NON-DIVERSIFIED STATUS RISK. Global Income Fund is non-diversified, which means that it is not subject to certain limitations on its ability to invest more than 5% of its total assets in securities of a single issuer. When a fund holds a large position in the securities of one issuer, changes in the financial condition or in the market's assessment of that issuer may cause larger changes in its total return and in the price of its shares than if the fund held only a smaller position.

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                               Prospectus Page 15

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                            ------------------------
PaineWebber Global Equity Fund              PaineWebber Asia Pacific Growth Fund
PaineWebber Global Income Fund          PaineWebber Emerging Markets Equity Fund

REGIONAL CONCENTRATION RISK. Asia Pacific Growth Fund invests primarily in stocks of companies in the Asia Pacific Region (excluding Japan). As a result, factors affecting this region will affect the value of the fund's investments more than if the fund invested in several geographic areas. The Asia Pacific Region countries in which the fund invests generally have less stable economies, stock markets, currencies and political systems than countries in Europe or North America. Also, countries in the Asia Pacific Region generally are heavily dependent on international trade and on the availability of foreign capital. This makes these countries more subject to external influences.

SECTOR ALLOCATION RISK. A fund's investment adviser or sub-adviser may not be successful in choosing the best allocation among geographic or other market sectors. A fund that allocates its assets among market sectors is more dependent on its investment adviser's or sub-adviser's ability to successfully assess the relative values in each sector than are funds that do not do so.

SOVEREIGN RISK. Investments in foreign government bonds involve special risks because the investors may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can be of considerable significance.

ADDITIONAL INVESTMENT STRATEGIES

DEFENSIVE POSITIONS; CASH RESERVES. To protect itself from adverse market conditions, a fund may take a defensive position that is different from its normal investment strategy. This means that the fund may temporarily invest a larger-than-normal part, or even all, of its assets in cash or money market instruments. Since these investments provide relatively low income, a defensive position may not be consistent with achieving a fund's investment objective. Each fund may invest up to 35% of its total assets in cash or money market instruments as a cash reserve for liquidity or other purposes.

PORTFOLIO TURNOVER. Each fund may engage in frequent trading in order to achieve its investment objective. Frequent trading may result in portfolio turnover over 100% or more (high portfolio turnover).

Frequent trading may increase the portion of a fund's capital gains that are realized for tax purposes in any given year. This may increase the fund's taxable dividends in that year. Frequent trading also may increase the portion of a fund's realized capital gains that are considered "short-term" for tax purposes. Shareholders will pay higher taxes on dividends that represent short-term gains than they would pay on dividends that represent long-term gains. Frequent trading also may result in higher fund expenses due to transaction costs.
The funds do not restrict the frequency of trading in order to limit expenses or the tax effect that the fund's dividends may have on shareholders.

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                               Prospectus Page 16

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                            ------------------------
PaineWebber Global Equity Fund              PaineWebber Asia Pacific Growth Fund
PaineWebber Global Income Fund          PaineWebber Emerging Markets Equity Fund

                           MANAGING YOUR FUND ACCOUNT

--------------------------------------------------------------------------------

FLEXIBLE PRICING

The funds offer four classes of shares - Class A, Class B, Class C and Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your fund investment. Class Y shares are only available to certain types of investors.

Each fund has adopted a plan under rule 12b-1 for its Class A, Class B and Class C shares that allows it to pay service fees for providing services to shareholders and (for Class B and Class C shares) distribution fees for the sale of its shares. Because the 12b-1 distribution fees for Class B and Class C shares are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid a front-end sales charge.

CLASS A SHARES

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is not invested in the fund. Class A shares pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for each fund are described in the following tables.

CLASS A SALES CHARGES FOR: GLOBAL EQUITY FUND
                    ASIA PACIFIC GROWTH FUND
                    EMERGING MARKETS EQUITY FUND

                                                 SALES CHARGE AS A PERCENTAGE OF:     DISCOUNT TO SELECTED DEALERS AS
AMOUNT OF INVESTMENT                           OFFERING PRICE   NET AMOUNT INVESTED    PERCENTAGE OF OFFERING PRICE
--------------------                           --------------   -------------------   -------------------------------
Less than $50,000............................       4.50%                4.71%                     4.25%
$50,000 to $99,999...........................       4.00                 4.17                      3.75
$100,000 to $249,999.........................       3.50                 3.63                      3.25
$250,000 to $499,999.........................       2.50                 2.56                      2.25
$500,000 to $999,999.........................       1.75                 1.78                      1.50
$1,000,000 and over (1)......................       None                 None                      1.00(2)

CLASS A SALES CHARGES FOR: GLOBAL INCOME FUND

Less than $100,000...........................     4.00%          4.17%                 3.75%
$100,000 to $249,999.........................     3.00           3.09                  2.75
$250,000 to $499,999.........................     2.25           2.30                  2.00
$500,000 to $999,999.........................     1.75           1.78                  1.50
$1,000,000 and over(1).......................     None           None                  1.00(2)

---------
(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under the funds' Systematic Withdrawal Plan are not subject to this charge.

(2) Mitchell Hutchins pays 1% to PaineWebber.

SALES CHARGE REDUCTIONS AND WAIVERS. You may qualify for a lower sales charge if you already own Class A shares of a PaineWebber mutual fund. You can combine the value of Class A shares that you own in other PaineWebber funds and the purchase amount of the Class A shares of the PaineWebber fund that you are buying.

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                               Prospectus Page 17

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                            ------------------------
PaineWebber Global Equity Fund              PaineWebber Asia Pacific Growth Fund
PaineWebber Global Income Fund          PaineWebber Emerging Markets Equity Fund

You may also qualify for a lower sales charge if you combine your purchases with those of:

- your spouse, parents or children under age 21;

- your Individual Retirement Accounts (IRAs);

- certain employee benefit plans, including 401(k) plans;

- a company that you control;

- a trust that you created;

- Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by you or by a group of investors for your children; or

- accounts with the same adviser.

You may qualify for a complete waiver of the sales charge if you:

- Are an employee of PaineWebber or its affiliates or the spouse, parent or child under age 21 of a PaineWebber employee;

- Buy these shares through a PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm that was registered as a broker-dealer with the SEC, and

  -- you were the Financial Advisor's client at the competing brokerage firm;

  -- within 90 days of buying shares in a fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

  -- you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund;

- Acquire these shares through the reinvestment of dividends of a PaineWebber unit investment trust;

- Are a 401(k) or 403(b) qualified employee benefit plan with 50 or more eligible employees in the plan or at least $1 million in assets;

- Are a participant in the PaineWebber Members Only-SM- Program. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to participating membership organizations in a total amount not to exceed 1% of the amount invested; or

- Acquire these shares through a PaineWebber InsightOne-SM- Program brokerage account.

NOTE: See the funds' SAI for some other sales charge waivers. If you think you qualify for any sales charge reductions or waivers, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the funds' Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

CLASS B SHARES

Class B shares have a contingent deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase in fund shares. However, you may have to pay the deferred sales charge when you sell your fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for six years, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of six years, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:

                                  PERCENTAGE BY WHICH
IF YOU SELL                      THE SHARES' NET ASSET
SHARES WITHIN:                   VALUE IS MULTIPLIED:
--------------                   ---------------------
1st year since purchase........              5%
2nd year since purchase........              4
3rd year since purchase........              3
4th year since purchase........              2
5th year since purchase........              2
6th year since purchase........              1
7th year since purchase........           None

We will not impose the deferred sales charge on Class B shares representing reinvestment of dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Systematic Withdrawal Plan.

To minimize the deferred sales charge, we will assume that you are selling:

- First, Class B shares representing reinvested dividends and

- Second, Class B shares that you have owned the longest.

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                               Prospectus Page 18

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                            ------------------------
PaineWebber Global Equity Fund              PaineWebber Asia Pacific Growth Fund
PaineWebber Global Income Fund          PaineWebber Emerging Markets Equity Fund

SALES CHARGE WAIVERS. You may qualify for a waiver of the deferred sales charge on a sale of shares if:

- You participate in the Systematic Withdrawal Plan;

- You are older than 59 1/2 and are selling shares to take a distribution from certain types of retirement plans;

- You receive a tax-free return of an excess IRA contribution;

- You receive a tax-qualified retirement plan distribution following retirement;

- The shares are sold within one year of your death and you owned the shares either (1) as the sole shareholder or (2) with your spouse as a joint tenant with the right of survivorship; or

- You are eligible to invest in certain offshore investment pools offered by PaineWebber, your shares are sold before March 31, 2000, and the proceeds are used to purchase interests in one or more of those pools.

NOTE: If you think you qualify for any of these sales charge waivers, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

CLASS C SHARES

Class C shares have a level load sales charge in the form of ongoing 12b-1 distribution fees. When you purchase Class C shares, we will invest 100% of your purchase in fund shares.

Class C shares pay an annual 12b-1 distribution fee of 0.75% (0.50% for Global Income Fund) of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge. You may have to pay the deferred sales charge if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 1.00% (0.75% for Global Income Fund) by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale. We will not impose the deferred sales charge on Class C shares representing reinvestment of dividends or on withdrawals, in the first year after purchase, of up to 12% of the value of your Class C shares under the Systematic Withdrawal Plan.

You may be eligible to sell your shares without paying a contingent deferred sales charge if you:

- Are a 401(k) or 403(b) qualified employee benefit plan with fewer than 100 employees or less than $1 million in assets; or

- Are eligible to invest in certain offshore investment pools offered by PaineWebber, your shares are sold before March 31, 2000 and the proceeds are used to purchase interests in one or more of these pools.

NOTE: If you think you qualify for any of these sales charge waivers, you may need to provide documentation to PaineWebber or the funds. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568.

If you want information on the funds' Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

CLASS Y SHARES

Class Y shares have no sales charge. Only specific types of investors can purchase Class Y shares. You may be eligible to purchase Class Y shares if you:

- Buy shares through PaineWebber's PACE-SM- Multi-Advisor Program;

- Buy $10 million or more of PaineWebber fund shares at any one time;

- Are a qualified retirement plan with 5,000 or more eligible employees or $50 million in assets; or

- Are an investment company advised by PaineWebber or an affiliate of PaineWebber.

The trustee of PaineWebber's 401(k) Plus Plan for its employees is also eligible to purchase Class Y shares.

Class Y shares do not pay ongoing sales or distribution fees or sales charges. The ongoing expenses for Class Y shares are the lowest for all the classes.

BUYING SHARES

If you are a PaineWebber client, or a client of a PaineWebber correspondent firm, you can purchase fund shares through your Financial Advisor. Otherwise, you can invest in the funds through the funds' transfer agent, PFPC Inc. You can obtain an application by calling 1-800-647-1568. You must complete and sign the application and mail it, along with a check, to:

  PFPC Inc.
  Attn.: PaineWebber Mutual Funds
  P.O. Box 8950
  Wilmington, DE 19899.

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                               Prospectus Page 19

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                            ------------------------
PaineWebber Global Equity Fund              PaineWebber Asia Pacific Growth Fund
PaineWebber Global Income Fund          PaineWebber Emerging Markets Equity Fund

If you wish to invest in other PaineWebber Funds, you can do so by:

- Contacting your Financial Advisor (if you have an account at PaineWebber or at a PaineWebber correspondent firm);

- Mailing an application with a check; or

- Opening an account by exchanging shares from another PaineWebber fund.

You do not have to complete an application when you make additional investments in the same fund.

The funds and Mitchell Hutchins reserve the right to reject a purchase order or suspend the offering of shares.

MINIMUM INVESTMENTS:
To open an account...........       $1,000
To add to an account.........       $  100

Each fund may waive or reduce these amounts for:

- Employees of PaineWebber or its affiliates; or

- Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the funds' automatic investment plans.

FREQUENT TRADING. The interests of a fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations -- also known as "market timing." When large dollar amounts are involved, the fund may have difficulty implementing long-term investment strategies because it cannot predict how much cash it will have to invest. Market timing also may force the fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's fund shares. These factors may hurt the fund's performance and its shareholders. When Mitchell Hutchins believes frequent trading would have a disruptive effect on a fund's ability to manage its investments, Mitchell Hutchins and the fund may reject purchase orders and exchanges into the fund by any person, group or account that Mitchell Hutchins believes to be a market timer. A fund may notify the market timer that a purchase order or an exchange has been rejected after the day on which the order is placed.

SELLING SHARES

You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

If you have an account with PaineWebber or a PaineWebber correspondent firm, you can sell shares by contacting your Financial Advisor.

If you do not have an account at PaineWebber or a correspondent firm, and you bought your shares through the transfer agent, you can sell your shares by writing to the fund's transfer agent. Your letter must include:

- Your name and address;

- The fund's name;

- The fund account number;

- The dollar amount or number of shares you want to sell; and

- A guarantee of each registered owner's signature. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are:
  Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The funds will not accept signature guarantees that are not a part of these programs.

Mail the letter to:
  PFPC Inc.
  Attn.: PaineWebber Mutual Funds
  P.O. Box 8950
  Wilmington, DE 19899.

If you sell Class A shares and then repurchase Class A shares of the same fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

It costs each fund money to maintain shareholder accounts. Therefore, the funds reserve the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.

EXCHANGING SHARES

You may exchange Class A, Class B or Class C shares of each fund for shares of the same class of most other PaineWebber funds. You may not exchange Class Y shares.

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                               Prospectus Page 20

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                            ------------------------
PaineWebber Global Equity Fund              PaineWebber Asia Pacific Growth Fund
PaineWebber Global Income Fund          PaineWebber Emerging Markets Equity Fund

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. Each fund will use the date that you purchased the shares in the first fund to determine whether you must pay a deferred sales charge when you sell the shares in the acquired fund.

Other PaineWebber funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other fund.

You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.

PAINEWEBBER AND CORRESPONDENT FIRM CLIENTS. If you bought your shares through PaineWebber or a correspondent firm, you may exchange your shares by placing an order with your Financial Advisor.

OTHER INVESTORS. If you are not a PaineWebber or correspondent firm client, you may exchange your shares by writing to the fund's transfer agent. You must include:

- Your name and address;

- The name of the fund whose shares you are selling and the name of the fund whose shares you want to buy;

- Your account number;

- How much you are exchanging (by dollar amount or by number of shares to be sold); and

- A guarantee of your signature. (See "Selling Shares" for information on obtaining a signature guarantee.)

Mail the letter to:
  PFPC Inc.
  Attn.: PaineWebber Mutual Funds
  P.O. Box 8950
  Wilmington, DE 19899.

A fund may modify or terminate the exchange privilege at any time.

PRICING AND VALUATION

The price at which you may buy, sell or exchange fund shares is based on net asset value per share. Each fund calculates net asset value on days that the New York Stock Exchange is open. Each fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the funds do not price their shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value that is next calculated after the fund accepts your order. If you place your order through PaineWebber, your PaineWebber Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

You should keep in mind that a front-end sales charge may be applied to your purchase if you buy Class A shares. A deferred sales charge may be applied when you sell Class B or Class C shares.

Each fund calculates its net asset value based on the current market value for its portfolio securities. The funds normally obtain market values for their securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the fund's board. The funds normally use the amortized cost method to value bonds that will mature in 60 days or less.

Judgment plays a greater role in valuing thinly traded securities, including many lower-rated bonds, because there is less reliable, objective data available.

The funds calculate the U.S. dollar value of investments that are denominated in foreign currencies daily, based on current exchange rates. A fund may own securities, including some securities that trade primarily in foreign markets, that trade on weekends or other days on which a fund does not calculate net asset value. As a result, a fund's net asset value may change on days when you will not be able to buy and sell fund shares. If a fund concludes that a material change in the value of a foreign security has occurred after the close of trading in its principal foreign market but before the close of regular trading on the NYSE, the fund may use fair value methods to reflect those changes. This policy is intended to assure that the fund's net asset value fairly reflects security values as of the time of pricing.

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                               Prospectus Page 21

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                            ------------------------
PaineWebber Global Equity Fund              PaineWebber Asia Pacific Growth Fund
PaineWebber Global Income Fund          PaineWebber Emerging Markets Equity Fund

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT ADVISERS

Mitchell Hutchins Asset Management Inc. is the investment adviser and administrator of the funds. Mitchell Hutchins is located at 51 West 52(nd) Street, New York, New York 10019-6114, and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On January 31, 2000, Mitchell Hutchins was adviser or sub-adviser of 31 investment companies with 75 separate portfolios and aggregate assets of approximately $52.7 billion.

Invista Capital Management, LLC is the sub-adviser for Global Equity Fund's foreign investments. It is located at 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309. As of December 31, 1999, Invista managed approximately $35.3 billion in client assets.

Schroder Investment Management North America Inc. is the sub-adviser to Asia Pacific Growth Fund and Emerging Markets Equity Fund. SIMNA is located at 787 Avenue of the Americas, New York, New York 10019. As of June 30, 1999, SIMNA and its affiliates had approximately $208 billion in assets under management.

PORTFOLIO MANAGERS

GLOBAL EQUITY FUND. Mitchell Hutchins is responsible for allocating Global Equity Fund's assets between U.S. and foreign markets and for managing its U.S. investments. Since October 1, 1998, T. Kirkham Barneby has been responsible for the fund's asset allocation decisions. Mr. Barneby is a managing director and chief investment officer for quantitative investments of Mitchell Hutchins.

Mark A. Tincher has been primarily responsible for the day-to-day management of the fund's U.S. investments since October 1, 1998. Mr. Tincher is a managing director and chief investment officer for equities of Mitchell Hutchins. Prior to joining Mitchell Hutchins in 1995, Mr. Tincher worked for Chase Manhattan Private Bank, where he was a vice president and directed the U.S. funds management and equity research area and oversaw the management of all Chase equity funds.

Scott D. Opsal and Kurtis D. Spieler have been primarily responsible for the day-to-day management of the fund's foreign investments since October 1, 1998, when Invista was appointed as the fund's sub-adviser for foreign investments. Mr. Opsal is an executive vice president and chief investment officer of Invista, where he has been employed since 1986. Mr. Spieler is a portfolio manager specializing in the management of international equity portfolios and serves as the lead manager for Invista's dedicated emerging market portfolios. He has been employed by Invista since 1994.

GLOBAL INCOME FUND. Stuart Waugh and William King are primarily responsible for the day-to-day management of Global Income Fund. Mr. Waugh has been involved with the fund since its inception, first as an analyst and then as portfolio manager since 1993. Mr. Waugh is a managing director of Mitchell Hutchins responsible for global fixed income investments and currency trading. Mr. Waugh has been with Mitchell Hutchins since 1983. Mr. King joined Mitchell Hutchins in November 1995 and assumed his present responsibilities with the fund in 1997. Prior to 1995, he was at IBM Corporation, where he was responsible for the management of IBM Pension Fund's global bond portfolio. Both Mr. Waugh and Mr. King are Chartered Financial Analysts.

Other members of Mitchell Hutchins' international fixed income group provide information on market outlook, interest rate forecasts and other factors affecting global fixed income investments.

ASIA PACIFIC GROWTH FUND. Louise Croset and Heather Crighton, with the assistance of SIMNA's Asia Pacific Region investment committee, have been primarily responsible for the day-to-day management of Asia Pacific Growth Fund since its inception. Ms. Croset is a senior vice president and director of SIMNA and has been with the firm since 1993. She has managed Asia Pacific Region stocks for the past 15 years. Ms. Crighton is a senior vice president and a director of SIMNA and has also been with the firm since 1993. She has managed Asia Pacific Region stocks for the past 11 years.

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                               Prospectus Page 22

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                            ------------------------
PaineWebber Global Equity Fund              PaineWebber Asia Pacific Growth Fund
PaineWebber Global Income Fund          PaineWebber Emerging Markets Equity Fund

EMERGING MARKETS EQUITY FUND. John A. Troiano, Ms. Crighton and Mark Bridgeman, with the assistance of SIMNA's emerging markets investment committee, have been primarily responsible for the day-to-day management of Emerging Markets Equity Fund since SIMNA was appointed sub-adviser on February 25, 1997. Mr. Troiano is the chief executive and a director of SIMNA and has been employed by various affiliates of SIMNA in the portfolio management area since 1986. He is currently chairman of SIMNA's emerging markets investment committee. Ms. Crighton is a senior vice president and a director of SIMNA and has been with the firm since 1993. Mr. Bridgeman joined SIMNA in 1990 and is a first vice president and international fund manager of the firm.

ADVISORY FEES
The funds paid advisory fees to Mitchell Hutchins for the most recent fiscal year at the following annual contract rates of average daily net assets:

Global Equity Fund.......................    0.85%
Global Income Fund.......................    0.75%
Asia Pacific Growth Fund.................    1.20%
Emerging Markets Equity Fund.............    1.20%

OTHER INFORMATION
The funds have received an exemptive order from the SEC that permits their boards to appoint and replace sub-advisers and to amend sub-advisory contracts without obtaining shareholder approval. A fund's shareholders must approve this policy before its board may implement it. The shareholders of Global Equity Fund have approved this policy. As of March 1, 2000, the shareholders of the other funds have not been asked to do so.

--------------------------------------------------------------------------------

                              DIVIDENDS AND TAXES

--------------------------------------------------------------------------------

DIVIDENDS
Global Income Fund normally declares and pays dividends monthly, and it distributes substantially all of its gains, if any, annually. The other funds normally declare and pay dividends and distribute any gains annually.

Classes with higher expenses are expected to have lower dividends. For example, Class B shares are expected to have the lowest dividends of any class of a fund's shares, while Class Y shares are expected to have the highest.

You will receive dividends in additional shares of the same class unless you elect to receive them in cash. Contact your Financial Advisor at PaineWebber or one of its corresponding firms if you prefer to receive dividends in cash.

TAXES
The dividends that you receive from a fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. If you exchange any fund's shares for shares of another PaineWebber mutual fund, the transaction will be treated as a sale of the first fund's shares, and any gain will be subject to federal income tax.

Global Income Fund expects that its dividends will be taxed primarily as ordinary income. The other funds expect that their dividends will be comprised primarily of capital gain distributions. The distribution of capital gains may be taxed at a lower rate than ordinary income, depending on whether the fund held the assets that generated the gains for more than 12 months. Your fund will tell you how you should treat its dividends for tax purposes.

--------------------------------------------------------------------------------
                               Prospectus Page 23

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                           --------------------------
PaineWebber Global Equity Fund              PaineWebber Asia Pacific Growth Fund
PaineWebber Global Income Fund          PaineWebber Emerging Markets Equity Fund

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years. Shorter periods are shown for funds or classes of fund shares that have existed for less than 5 years. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends).

The information in the financial highlights has been audited for Global Equity Fund, Asia Pacific Growth Fund and Emerging Markets Equity Fund by Ernst & Young LLP, independent auditors, and for Global Income Fund by PricewaterhouseCoopers LLP, independent accountants. The reports of the funds' independent auditors or independent accountants, along with the funds' financial statements, are included in the funds' Annual Reports to Shareholders. Annual Reports may be obtained without charge by calling 1-800-647-1568.

                                                            GLOBAL EQUITY FUND
                                     -----------------------------------------------------------------
                                                                  CLASS A
                                     -----------------------------------------------------------------
                                                                       FOR THE
                                          FOR THE YEARS ENDED        TWO MONTHS    FOR THE YEARS ENDED
                                              OCTOBER 31,               ENDED          AUGUST 31,
                                     ------------------------------  OCTOBER 31,   -------------------
                                       1999      1998#       1997       1996         1996      1995**
                                     --------   --------   --------  -----------   --------   --------
Net asset value, beginning of
  period..........................   $  16.27   $  18.37   $  17.43   $  16.81     $  16.12   $  16.98
                                     --------   --------   --------   --------     --------   --------
Net investment income (loss)......       0.08@      0.03@      0.00      (0.02)        0.02       0.02
Net realized and unrealized gains
  (losses) from investments and
  foreign currency................       2.38@      0.35@      1.52       0.64         1.24       0.37
                                     --------   --------   --------   --------     --------   --------
Net increase (decrease) from
  investment operations...........       2.46       0.38       1.52       0.62         1.26       0.39
                                     --------   --------   --------   --------     --------   --------
Dividends from net investment
  income..........................      (0.02)     --         --        --            --         --
Distributions from net realized
  gains from investment
  transactions....................      (0.81)     (2.48)     (0.58)    --            (0.57)     (1.25)
                                     --------   --------   --------   --------     --------   --------
Total dividends and distributions
  to shareholders.................      (0.83)     (2.48)     (0.58)    --            (0.57)     (1.25)
                                     --------   --------   --------   --------     --------   --------
Net asset value, end of period....   $  17.90   $  16.27   $  18.37   $  17.43     $  16.81   $  16.12
                                     ========   ========   ========   ========     ========   ========
Total investment return (1).......      15.56%      2.53%      8.87%      3.69%        8.06%      3.24%
                                     ========   ========   ========   ========     ========   ========
Ratios/Supplemental Data:
Net assets, end of period
  (000's).........................   $235,341   $251,680   $294,878   $307,267     $305,218   $360,652
Expenses to average net assets,
  net of waivers from adviser
  (3).............................       1.56%      1.55%      1.44%      1.53%*       1.48%      1.71%(2)
Net investment income (loss) to
  average net assets, net of
  waivers from adviser (3)........       0.45%      0.17%      0.01%     (0.80)%*      0.10%      0.09%(2)
Portfolio turnover rate...........         72%       151%        86%         3%          33%        40%

                                                               GLOBAL EQUITY FUND
                                    ------------------------------------------------------------------------
                                                                    CLASS B
                                    ------------------------------------------------------------------------
                                                                     FOR THE      FOR THE     FOR THE PERIOD
                                        FOR THE YEARS ENDED        TWO MONTHS       YEAR        AUGUST 25,
                                            OCTOBER 31,               ENDED        ENDED          1995++
                                    ----------------------------   OCTOBER 31,   AUGUST 31,   TO AUGUST 31,
                                     1999      1998#     1997         1996          1996          1995**
                                    -------   -------  ---------   -----------   ----------   --------------
Net asset value, beginning of
  period..........................  $ 15.43   $ 17.69  $  16.93     $  16.35      $  15.82       $  15.83
                                    -------   -------  --------     --------      --------       --------
Net investment income (loss)......    (0.06)@   (0.12)@    (0.21)      (0.05)        (0.12)          0.00
Net realized and unrealized gains
  (losses) from investments and
  foreign currency................     2.25@     0.34@     1.55         0.63          1.22          (0.01)
                                    -------   -------  --------     --------      --------       --------
Net increase (decrease) from
  investment operations...........     2.19      0.22      1.34         0.58          1.10          (0.01)
                                    -------   -------  --------     --------      --------       --------
Dividends from net investment
  income..........................    --        --        --          --            --            --
Distributions from net realized
  gains from investment
  transactions....................    (0.81)    (2.48)    (0.58)      --             (0.57)       --
                                    -------   -------  --------     --------      --------       --------
Total dividends and distributions
  to shareholders.................    (0.81)    (2.48)    (0.58)      --             (0.57)       --
                                    -------   -------  --------     --------      --------       --------
Net asset value, end of period....  $ 16.81   $ 15.43  $  17.69     $  16.93      $  16.35       $  15.82
                                    =======   =======  ========     ========      ========       ========
Total investment return (1).......    14.63%     1.62%     8.05%        3.55%         7.18%         (0.06)%
                                    =======   =======  ========     ========      ========       ========
Ratios/Supplemental Data:
Net assets, end of period
  (000's).........................  $27,435   $52,709  $ 87,104     $113,445      $113,235       $142,880
Expenses to average net assets,
  net of waivers from adviser
  (3).............................     2.42%     2.38%     2.26%        2.34%*        2.25%          2.17%*(2)
Net investment income (loss) to
  average net assets, net of
  waivers from adviser (3)........    (0.40)%   (0.74)%    (0.80)%     (1.61)%*      (0.68)%        (1.92)%*(2)
Portfolio turnover rate...........       72%      151%       86%           3%           33%            40%

---------------

  *  Annualized
 ** Investment advisory functions for the Fund were transferred from Kidder Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.
  # Effective October 1, 1998, Invista Capital Management, Inc. began overseeing the day-to-day management of the foreign portion of the Fund's assets and Mitchell Hutchins allocates the portfolio between domestic and foreign investments and manages the domestic portion of the Fund's assets.
  @  Calculated using the average monthly shares outstanding for the period.
 ++  Commencement of offering of shares.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment returns for periods of less than a year have not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.06% for Class A, C and Y shares and 0.00% for Class B shares.
(3) During the year ended October 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

--------------------------------------------------------------------------------
                               Prospectus Page 24

--------------------------------------------------------------------------------
                            ------------------------
                         PaineWebber Global Equity Fund

                                                                        GLOBAL EQUITY FUND
                                                ------------------------------------------------------------------
                                                                             CLASS C
                                                ------------------------------------------------------------------
                                                                                  FOR THE
                                                     FOR THE YEARS ENDED        TWO MONTHS    FOR THE YEARS ENDED
                                                         OCTOBER 31,               ENDED           AUGUST 31,
                                                ------------------------------  OCTOBER 31,   --------------------
                                                  1999      1998#       1997       1996         1996       1995**
                                                --------   --------   --------  -----------   ---------   --------
Net asset value, beginning of period.........   $  15.45   $  17.69   $  16.93   $  16.35     $  15.82    $ 16.81
                                                --------   --------   --------   --------     --------    -------
Net investment income (loss).................      (0.05)@    (0.11)@    (0.23)     (0.05)       (0.13)     (0.11)
Net realized and unrealized gains (losses)
  from investments and foreign currency......       2.25@      0.35@      1.57       0.63         1.23       0.37
                                                --------   --------   --------   --------     --------    -------
Net increase (decrease) from investment
  operations.................................       2.20       0.24       1.34       0.58         1.10       0.26
                                                --------   --------   --------   --------     --------    -------
Dividends from net investment income.........      --         --         --        --            --         --
Distributions from net realized gains from
  investment transactions....................      (0.81)     (2.48)     (0.58)    --            (0.57)     (1.25)
                                                --------   --------   --------   --------     --------    -------
Total dividends and distributions to
  shareholders...............................      (0.81)     (2.48)     (0.58)    --            (0.57)     (1.25)
                                                --------   --------   --------   --------     --------    -------
Net asset value, end of period...............   $  16.84   $  15.45   $  17.69   $  16.93     $  16.35    $ 15.82
                                                ========   ========   ========   ========     ========    =======
Total investment return (1)..................      14.67%      1.74%      8.05%      3.55%        7.18%      2.46%
                                                ========   ========   ========   ========     ========    =======
Ratios/Supplemental Data:
Net assets, end of period (000's)............   $ 32,917   $ 41,103   $ 54,510   $ 67,530     $ 66,585    $83,485
Expenses to average net assets, net of
  waivers from adviser (3)...................       2.34%      2.32%      2.20%      2.30%*       2.27%      2.48% (2)
Net investment income (loss) to average net
  assets, net of waivers from adviser (3)....      (0.33)%    (0.65)%    (0.75)%     (1.57)%*    (0.70)%    (0.68)%(2)
Portfolio turnover rate......................         72%       151%        86%         3%          33%        40%

                                                                      GLOBAL EQUITY FUND
                                               ----------------------------------------------------------------
                                                                           CLASS Y
                                               ----------------------------------------------------------------
                                                                                FOR THE
                                                   FOR THE YEARS ENDED        TWO MONTHS    FOR THE YEARS ENDED
                                                       OCTOBER 31,               ENDED          AUGUST 31,
                                               ----------------------------   OCTOBER 31,   -------------------
                                                1999      1998#     1997         1996         1996      1995**
                                               -------   -------  ---------   -----------   --------   --------
Net asset value, beginning of period.........  $ 16.59   $ 18.63  $  17.60     $  16.97     $  16.22   $  17.03
                                               -------   -------  --------     --------     --------   --------
Net investment income (loss).................     0.14@     0.09@     0.10        (0.01)        0.07       0.07
Net realized and unrealized gains (losses)
  from investments and foreign currency......     2.43@     0.35@     1.51         0.64         1.25       0.37
                                               -------   -------  --------     --------     --------   --------
Net increase (decrease) from investment
  operations.................................     2.57      0.44      1.61         0.63         1.32       0.44
                                               -------   -------  --------     --------     --------   --------
Dividends from net investment income.........    (0.04)    --        --          --            --         --
Distributions from net realized gains from
  investment transactions....................    (0.81)    (2.48)    (0.58)      --            (0.57)     (1.25)
                                               -------   -------  --------     --------     --------   --------
Total dividends and distributions to
  shareholders...............................    (0.85)    (2.48)    (0.58)      --            (0.57)     (1.25)
                                               -------   -------  --------     --------     --------   --------
Net asset value, end of period...............  $ 18.31   $ 16.59  $  18.63     $  17.60     $  16.97   $  16.22
                                               =======   =======  ========     ========     ========   ========
Total investment return (1)..................    15.97%     2.86%     9.31%        3.71%        8.39%      3.54%
                                               =======   =======  ========     ========     ========   ========
Ratios/Supplemental Data:
Net assets, end of period (000's)............  $53,334   $51,025  $ 57,683     $ 63,225     $ 61,736   $ 57,150
Expenses to average net assets, net of
  waivers from adviser (3)...................     1.23%     1.21%     1.10%        1.18%*       1.17%      1.46%(2)
Net investment income (loss) to average net
  assets, net of waivers from adviser (3)....     0.79%     0.50%     0.36%       (0.45)%*      0.46%      0.36%(2)
Portfolio turnover rate......................       72%      151%       86%           3%          33%        40%

---------------

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                               Prospectus Page 25

--------------------------------------------------------------------------------
                            ------------------------
                         PaineWebber Global Income Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                                 GLOBAL INCOME FUND
                                                ----------------------------------------------------
                                                                      CLASS A
                                                ----------------------------------------------------
                                                          FOR THE YEARS ENDED OCTOBER 31,
                                                ----------------------------------------------------
                                                  1999       1998       1997       1996       1995
                                                --------   --------   --------   --------   --------
Net asset value, beginning of year...........   $  10.58   $  10.27   $  10.46   $  10.35   $   9.99
                                                --------   --------   --------   --------   --------
Net investment income@.......................       0.57       0.62       0.69       0.72       0.77
Net realized and unrealized gains (losses)
  from investments and foreign currency@.....      (0.82)      0.32      (0.19)      0.13       0.31
                                                --------   --------   --------   --------   --------
Net increase (decrease) from investment
  transactions...............................      (0.25)      0.94       0.50       0.85       1.08
                                                --------   --------   --------   --------   --------
Dividends from net investment income.........      (0.33)     (0.50)     (0.54)     (0.74)     (0.72)
Distributions in excess of net investment
  income.....................................      (0.07)     (0.05)     (0.06)     --         --
Distributions from paid-in capital...........      (0.17)     (0.08)     (0.09)     --         --
                                                --------   --------   --------   --------   --------
Total dividends and distributions to
  shareholders...............................      (0.57)     (0.63)     (0.69)     (0.74)     (0.72)
                                                --------   --------   --------   --------   --------
Net asset value, end of year.................   $   9.76   $  10.58   $  10.27   $  10.46   $  10.35
                                                ========   ========   ========   ========   ========
Total investment return(1)...................      (2.44)%     9.51%      4.99%      8.60%     11.09%
                                                ========   ========   ========   ========   ========
Ratio/Supplemental data:
Net assets, end of year (000's)..............   $314,475   $408,190   $486,718   $549,932   $663,022
Expenses to average net assets, net of
  waivers from adviser(3)....................       1.19%      1.24%      1.21%      1.27%      1.24%(2)
Net investment income to average net assets,
  net of waivers from adviser(3).............       5.58%      6.07%      6.66%      6.88%      7.47%(2)
Portfolio turnover rate......................         63%        93%       172%       126%       113%

                                                                  GLOBAL INCOME FUND
                                               --------------------------------------------------------
                                                                       CLASS B
                                               --------------------------------------------------------
                                                           FOR THE YEARS ENDED OCTOBER 31,
                                               --------------------------------------------------------
                                                1999      1998       1997        1996          1995
                                               -------   -------   --------   -----------   -----------
Net asset value, beginning of year...........  $ 10.54   $ 10.24   $  10.44   $    10.31    $     9.96
                                               -------   -------   --------   ----------    ----------
Net investment income@.......................     0.48      0.51       0.58         0.64          0.69
Net realized and unrealized gains (losses)
  from investments and foreign currency@.....    (0.82)     0.33      (0.17)        0.15          0.30
                                               -------   -------   --------   ----------    ----------
Net increase (decrease) from investment
  transactions...............................    (0.34)     0.84       0.41         0.79          0.99
                                               -------   -------   --------   ----------    ----------
Dividends from net investment income.........    (0.28)    (0.43)     (0.48)       (0.66)        (0.64)
Distributions in excess of net investment
  income.....................................    (0.06)    (0.04)     (0.05)      --            --
Distributions from paid-in capital...........    (0.14)    (0.07)     (0.08)      --            --
                                               -------   -------   --------   ----------    ----------
Total dividends and distributions to
  shareholders...............................    (0.48)    (0.54)     (0.61)       (0.66)        (0.64)
                                               -------   -------   --------   ----------    ----------
Net asset value, end of year.................  $  9.72   $ 10.54   $  10.24   $    10.44    $    10.31
                                               =======   =======   ========   ==========    ==========
Total investment return(1)...................    (3.29)%    8.53%      4.11%        7.95%        10.24%
                                               =======   =======   ========   ==========    ==========
Ratio/Supplemental data:
Net assets, end of year (000's)..............  $12,187   $33,478   $103,312   $  307,577    $  484,534
Expenses to average net assets, net of
  waivers from adviser(3)....................     2.11%     2.13%      1.99%        1.99%         2.00%(2)
Net investment income to average net assets,
  net of waivers from adviser(3).............     4.64%     5.16%      5.83%        6.14%         6.71%(2)
Portfolio turnover rate......................       63%       93%       172%         126%          113%

------------

  @  Calculated using the average monthly shares outstanding.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included.
(2)  These ratios include non-recurring acquisition expenses of 0.04%.
(3) During the year ended October 31, 1999, Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

--------------------------------------------------------------------------------
                               Prospectus Page 26

--------------------------------------------------------------------------------
                            ------------------------
                         PaineWebber Global Income Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                                  GLOBAL INCOME FUND
                                                -------------------------------------------------------
                                                                        CLASS C
                                                -------------------------------------------------------
                                                            FOR THE YEARS ENDED OCTOBER 31,
                                                -------------------------------------------------------
                                                 1999      1998      1997        1996          1995
                                                -------   -------   -------   -----------   -----------
Net asset value, beginning of year...........   $ 10.58   $ 10.26   $ 10.45   $    10.33    $     9.98
                                                -------   -------   -------   ----------    ----------
Net investment income@.......................      0.52      0.56      0.63         0.67          0.71
Net realized and unrealized gains (losses)
  from investments and foreign currency@.....     (0.82)     0.33     (0.18)        0.14          0.31
                                                -------   -------   -------   ----------    ----------
Net increase (decrease) from investment
  transactions...............................     (0.30)     0.89      0.45         0.81          1.02
                                                -------   -------   -------   ----------    ----------
Dividends from net investment income.........     (0.30)    (0.46)    (0.50)       (0.69)        (0.67)
Distributions in excess of net investment
  income.....................................     (0.06)    (0.04)    (0.06)      --            --
Distributions from paid-in capital...........     (0.16)    (0.07)    (0.08)      --            --
                                                -------   -------   -------   ----------    ----------
Total dividends and distributions to
  shareholders...............................     (0.52)    (0.57)    (0.64)       (0.69)        (0.67)
                                                -------   -------   -------   ----------    ----------
Net asset value, end of year.................   $  9.76   $ 10.58   $ 10.26   $    10.45    $    10.33
                                                =======   =======   =======   ==========    ==========
Total investment return(1)...................     (2.93)%    9.01%     4.48%        8.12%        10.49%
                                                =======   =======   =======   ==========    ==========
Ratio/Supplemental data:
Net assets, end of year (000's)..............   $21,682   $28,633   $36,935   $   50,928    $   71,329
Expenses to average net assets, net of
  waivers from adviser(3)....................      1.69%     1.77%     1.69%        1.73%         1.75%(2)
Net investment income to average net assets,
  net of waivers from adviser(3).............      5.08%     5.54%     6.17%        6.40%         6.96%(2)
Portfolio turnover rate......................        63%       93%      172%         126%          113%

                                                                       GLOBAL INCOME FUND
                                               -------------------------------------------------------------------
                                                                             CLASS Y
                                               -------------------------------------------------------------------
                                                                 FOR THE YEARS ENDED OCTOBER 31,
                                               -------------------------------------------------------------------
                                                  1999          1998          1997          1996          1995
                                               -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of year...........  $    10.58    $    10.27    $    10.49    $    10.35    $     9.99
                                               ----------    ----------    ----------    ----------    ----------
Net investment income@.......................        0.60          0.65          0.71          0.75          0.78
Net realized and unrealized gains (losses)
  from investments and foreign currency@.....       (0.82)         0.32         (0.21)         0.17          0.32
                                               ----------    ----------    ----------    ----------    ----------
Net increase (decrease) from investment
  transactions...............................       (0.22)         0.97          0.50          0.92          1.10
                                               ----------    ----------    ----------    ----------    ----------
Dividends from net investment income.........       (0.35)        (0.52)        (0.56)        (0.78)        (0.74)
Distributions in excess of net investment
  income.....................................       (0.07)        (0.05)        (0.06)       --            --
Distributions from paid-in capital...........       (0.18)        (0.09)        (0.10)       --            --
                                               ----------    ----------    ----------    ----------    ----------
Total dividends and distributions to
  shareholders...............................       (0.60)        (0.66)        (0.72)        (0.78)        (0.74)
                                               ----------    ----------    ----------    ----------    ----------
Net asset value, end of year.................  $     9.76    $    10.58    $    10.27    $    10.49    $    10.35
                                               ==========    ==========    ==========    ==========    ==========
Total investment return(1)...................       (2.10)%        9.89%         5.20%         9.25%        11.39%
                                               ==========    ==========    ==========    ==========    ==========
Ratio/Supplemental data:
Net assets, end of year (000's)..............  $    9,735    $    9,547    $   10,096    $   13,077    $   16,613
Expenses to average net assets, net of
  waivers from adviser(3)....................        0.85%         0.96%         0.94%         0.96%         0.95%(2)
Net investment income to average net assets,
  net of waivers from adviser(3).............        5.86%         6.35%         6.93%         7.19%         7.77%(2)
Portfolio turnover rate......................          63%           93%          172%          126%          113%

------------

--------------------------------------------------------------------------------
                               Prospectus Page 27

--------------------------------------------------------------------------------
                            ------------------------
                      PaineWebber Asia Pacific Growth Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                     ASIA PACIFIC GROWTH FUND
                                               ------------------------------------
                                                             CLASS A
                                               ------------------------------------
                                               FOR THE YEARS ENDED   FOR THE PERIOD
                                                   OCTOBER 31,           ENDED
                                               --------------------   OCTOBER 31,
                                                 1999       1998         1997+
                                               ---------  ---------  --------------
Net asset value, beginning of period.........   $  6.82    $  8.96      $ 12.50
                                                -------    -------      -------
Net investment income (loss).................     (0.05)@     0.00@        0.03
Net realized and unrealized gains (losses)
  from investments and foreign currency......      2.94@     (2.14)@      (3.57)
                                                -------    -------      -------
Net increase (decrease) from investment
  operations.................................      2.89      (2.14)       (3.54)
                                                -------    -------      -------
Net asset value, end of period...............   $  9.71    $  6.82      $  8.96
                                                =======    =======      =======
Total investment return(1)...................     42.38%    (23.88)%     (28.32)%
                                                =======    =======      =======
Ratios/Supplemental Data:
Net assets, end of period (000's)............   $14,229    $11,526      $21,466
Expenses to average net assets, net of
  waivers from adviser(2)....................      2.73%      2.88%        2.33%*
Net investment income (loss) to average net
  assets, net of waivers from adviser(2).....     (0.53)%    (0.02)%       0.37%*
Portfolio turnover rate......................        70%        59%          13%

-----------

  *  Annualized
  + For the period March 25, 1997 (commencement of operations) to October 31, 1997.
 ++ For the period March 13, 1998 (commencement of offering) through October 31, 1998.
  @  Calculated using the average monthly shares outstanding for the period.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment returns for periods less than a year have not been annualized.
(2) During the year ended October 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

--------------------------------------------------------------------------------
                               Prospectus Page 28

--------------------------------------------------------------------------------
                            ------------------------
                      PaineWebber Asia Pacific Growth Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                        ASIA PACIFIC GROWTH FUND
                                                ----------------------------------------
                                                                CLASS B
                                                ----------------------------------------
                                                  FOR THE YEARS ENDED     FOR THE PERIOD
                                                      OCTOBER 31,             ENDED
                                                -----------------------    OCTOBER 31,
                                                   1999         1998          1997+
                                                ----------   ----------   --------------
Net asset value, beginning of period.........    $  6.74      $  8.92        $ 12.50
                                                 -------      -------        -------
Net investment income (loss).................      (0.11)@      (0.06)@        (0.03)
Net realized and unrealized gains (losses)
  from investments and foreign currency......       2.89@       (2.12)@        (3.55)
                                                 -------      -------        -------
Net increase (decrease) from investment
  operations.................................       2.78        (2.18)         (3.58)
                                                 -------      -------        -------
Net asset value, end of period...............    $  9.52      $  6.74        $  8.92
                                                 =======      =======        =======
Total investment return(1)...................      41.25%      (24.44)%       (28.64)%
                                                 =======      =======        =======
Ratios/Supplemental Data:
Net assets, end of period (000's)............    $14,589      $12,746        $22,949
Expenses to average net assets, net of
  waivers from adviser(2)....................       3.52%        3.63%          3.12%*
Net investment income (loss) to average net
  assets, net of waivers from adviser(2).....      (1.34)%      (0.78)%        (0.43)%*
Portfolio turnover rate......................         70%          59%            13%

                                                                     ASIA PACIFIC GROWTH FUND
                                               ---------------------------------------------------------------------
                                                              CLASS C                             CLASS Y
                                               -------------------------------------   -----------------------------
                                               FOR THE YEARS ENDED    FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD
                                                   OCTOBER 31,            ENDED           ENDED           ENDED
                                               --------------------    OCTOBER 31,     OCTOBER 31,     OCTOBER 31,
                                                  1999       1998         1997+            1999           1998++
                                               ----------   -------   --------------   ------------   --------------
Net asset value, beginning of period.........   $  6.74     $  8.92      $ 12.50          $ 6.79         $  8.66
                                                -------     -------      -------          ------         -------
Net investment income (loss).................     (0.10)@     (0.06)@      (0.03)           0.00@           0.06@
Net realized and unrealized gains (losses)
  from investments and foreign currency......      2.89@      (2.12)@      (3.55)           2.89@          (1.93)@
                                                -------     -------      -------          ------         -------
Net increase (decrease) from investment
  operations.................................      2.79       (2.18)       (3.58)           2.89           (1.87)
                                                -------     -------      -------          ------         -------
Net asset value, end of period...............   $  9.53     $  6.74      $  8.92          $ 9.68         $  6.79
                                                =======     =======      =======          ======         =======
Total investment return(1)...................     41.39%     (24.44)%     (28.64)%         42.56%         (21.59)%
                                                =======     =======      =======          ======         =======
Ratios/Supplemental Data:
Net assets, end of period (000's)............   $10,052     $ 6,220      $13,887          $  192         $    47
Expenses to average net assets, net of
  waivers from adviser(2)....................      3.45%*      3.60%        3.10%*          2.34%           2.66%*
Net investment income (loss) to average net
  assets, net of waivers from adviser(2).....     (1.23)%*    (0.79)%      (0.42)%*        (0.06)%         (1.46)%*
Portfolio turnover rate......................        70%         59%          13%             70%             59%

-----------

--------------------------------------------------------------------------------
                               Prospectus Page 29

--------------------------------------------------------------------------------
                            ------------------------
                    PaineWebber Emerging Markets Equity Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                                 EMERGING MARKETS EQUITY FUND
                                                --------------------------------------------------------------
                                                                           CLASS A
                                                --------------------------------------------------------------
                                                                                FOR THE       FOR THE YEARS
                                                    FOR THE YEARS ENDED       FOUR MONTHS         ENDED
                                                        OCTOBER 31,              ENDED           JUNE 30,
                                                ---------------------------   OCTOBER 31,   ------------------
                                                 1999      1998     1997***      1996         1996     1995**
                                                ------   --------   -------   -----------   --------   -------
Net asset value, beginning of period.........   $ 6.52   $   9.39   $ 9.46      $ 10.06     $  9.73    $ 10.79
                                                ------   --------   ------      -------     -------    -------
Net investment income (loss).................    (0.02)@    (0.01)@  (0.06)       (0.13)      (0.14)     (0.04)
Net realized and unrealized gains (losses)
  from investments and foreign currency......     2.29@     (2.86)@  (0.01)       (0.47)       0.47      (0.97)
                                                ------   --------   ------      -------     -------    -------
Net increase (decrease) from investment
  operations.................................     2.27      (2.87)   (0.07)       (0.60)       0.33      (1.01)
                                                ------   --------   ------      -------     -------    -------
Dividends from net investment income.........     --        --        --         --           --         (0.05)
                                                ------   --------   ------      -------     -------    -------
Net asset value, end of period...............   $ 8.79   $   6.52   $ 9.39      $  9.46     $ 10.06    $  9.73
                                                ======   ========   ======      =======     =======    =======
Total investment return (1)..................    34.82%    (30.56)%  (0.74)%      (5.96)%      3.39%     (9.29)%
                                                ======   ========   ======      =======     =======    =======
Ratios/Supplemental Data:
Net assets, end of period (000's)............   $5,090   $  4,237   $9,222      $14,992     $20,680    $33,043
Expenses, net of fee waivers, to average net
  assets.....................................     2.44%      2.44%    2.44%        2.44%*      2.44%      2.44%
Expenses, before fee waivers, to average net
  assets.....................................     3.56%      3.71%    3.01%        3.48%*      3.42%      2.54%
Net investment loss, net of fee waivers, to
  average net assets.........................    (0.31)%    (0.16)%  (0.40)%      (1.42)%*    (0.52)%    (0.76)%
Net investment loss, before fee waivers, to
  average net assets.........................    (1.43)%    (1.43)%  (0.97)%      (2.46)%*    (1.50)%    (0.86)%
Portfolio turnover rate......................       80%        64%      87%          22%         69%        76%

                                                               EMERGING MARKETS EQUITY FUND
                                               ------------------------------------------------------------
                                                                         CLASS B
                                               ------------------------------------------------------------
                                                                                   FOR THE
                                                     FOR THE YEARS ENDED         FOUR MONTHS     FOR THE
                                                         OCTOBER 31,                ENDED      PERIOD ENDED
                                               -------------------------------   OCTOBER 31,     JUNE 30,
                                                1999      1998       1997***        1996          1996++
                                               -------   -------   -----------   -----------   ------------
Net asset value, beginning of period.........  $  6.37   $  9.19   $     9.32    $     9.94       $ 9.13
                                               -------   -------   ----------    ----------       ------
Net investment income (loss).................    (0.08)@   (0.08)@      (0.10)        (0.07)       (0.01)
Net realized and unrealized gains (losses)
  from investments and foreign currency......     2.23@    (2.74)@      (0.03)        (0.55)        0.82
                                               -------   -------   ----------    ----------       ------
Net increase (decrease) from investment
  operations.................................     2.15     (2.82)       (0.13)        (0.62)        0.81
                                               -------   -------   ----------    ----------       ------
Dividends from net investment income.........    --        --          --            --           --
                                               -------   -------   ----------    ----------       ------
Net asset value, end of period...............  $  8.52   $  6.37   $     9.19    $     9.32       $ 9.94
                                               =======   =======   ==========    ==========       ======
Total investment return (1)..................    33.75%   (30.69)%      (1.39)%       (6.24)%       8.87%
                                               =======   =======   ==========    ==========       ======
Ratios/Supplemental Data:
Net assets, end of period (000's)............  $   459   $   461   $    1,598    $      879       $  936
Expenses, net of fee waivers, to average net
  assets.....................................     3.19%     3.19%        3.19%         3.19%*       3.19%*
Expenses, before fee waivers, to average net
  assets.....................................     4.50%     4.92%        3.82%         4.23%*       4.97%*
Net investment loss, net of fee waivers, to
  average net assets.........................    (1.06)%   (0.99)%      (1.25)%       (2.12)%*     (0.21)%*
Net investment loss, before fee waivers, to
  average net assets.........................    (2.37)%   (2.72)%      (1.88)%       (3.16)%*     (1.99)%*
Portfolio turnover rate......................       80%       64%          87%           22%          69%

---------------

 ++ For the period December 5, 1995 (commencement of offering of shares) to June 30, 1996.
  @  Calculated using the average shares outstanding for the year.
  *  Annualized.
 ** Investment advisory functions for the Fund were transferred from Kidder Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.
*** Investment sub-advisory functions for the Fund were transferred from Emerging Markets Management to Schroder Investment Management North America Inc. on February 25, 1997.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment returns for periods of less than one year have not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 30

--------------------------------------------------------------------------------
                            ------------------------
                    PaineWebber Emerging Markets Equity Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                                      EMERGING MARKETS EQUITY FUND
                                                -------------------------------------------------------------------------
                                                                                 CLASS C
                                                -------------------------------------------------------------------------
                                                                                    FOR THE           FOR THE YEARS
                                                      FOR THE YEARS ENDED         FOUR MONTHS             ENDED
                                                          OCTOBER 31,                ENDED              JUNE 30,
                                                -------------------------------   OCTOBER 31,   -------------------------
                                                 1999      1998       1997***        1996          1996         1995**
                                                -------   -------   -----------   -----------   -----------   -----------
Net asset value, beginning of period.........   $ 6.32    $ 9.17    $     9.32    $     9.94    $     9.67    $    10.75
                                                ------    ------    ----------    ----------    ----------    ----------
Net investment income (loss).................    (0.08)@   (0.08)@       (0.14)        (0.22)        (0.24)        (0.17)
Net realized and unrealized gains (losses)
  from investments and foreign currency......     2.19@    (2.77)@       (0.01)        (0.40)         0.51         (0.90)
                                                ------    ------    ----------    ----------    ----------    ----------
Net increase (decrease) from investment
  operations.................................     2.11     (2.85)        (0.15)        (0.62)         0.27         (1.07)
                                                ------    ------    ----------    ----------    ----------    ----------
Dividends from net investment income.........     --        --          --            --            --             (0.01)
                                                ------    ------    ----------    ----------    ----------    ----------
Net asset value, end of period...............   $ 8.43    $ 6.32    $     9.17    $     9.32    $     9.94    $     9.67
                                                ======    ======    ==========    ==========    ==========    ==========
Total investment return (1)..................    33.39%   (31.08)%       (1.61)%       (6.24)%        2.79%       (10.01)%
                                                ======    ======    ==========    ==========    ==========    ==========
Ratios/Supplemental Data:
Net assets, end of period (000's)............   $2,126    $2,575    $    5,345    $    7,882    $   11,561    $   18,551
Expenses, net of fee waivers, to average net
  assets.....................................     3.19%     3.19%         3.19%         3.19%*        3.19%         3.19%
Expenses, before fee waivers, to average net
  assets.....................................     4.43%     4.42%         3.78%         4.23%*        4.17%         3.29%
Net investment loss, net of fee waivers, to
  average net assets.........................    (1.06)%   (0.96)%       (1.18)%       (2.16)%*      (1.28)%       (1.50)%
Net investment loss, before fee waivers, to
  average net assets.........................    (2.30)%   (2.19)%       (1.77)%       (3.20)%*      (2.26)%       (1.60)%
Portfolio turnover rate......................       80%       64%           87%           22%           69%           76%

                                                                 EMERGING MARKETS EQUITY FUND
                                               -----------------------------------------------------------------
                                                                            CLASS Y
                                               -----------------------------------------------------------------
                                                                                 FOR THE        FOR THE YEARS
                                                    FOR THE YEARS ENDED        FOUR MONTHS          ENDED
                                                        OCTOBER 31,               ENDED           JUNE 30,
                                               -----------------------------   OCTOBER 31,   -------------------
                                                1999       1998     1997***       1996         1996      1995**
                                               -------   --------   --------   -----------   --------   --------
Net asset value, beginning of period.........  $ 6.58    $  9.46    $  9.51      $ 10.11     $  9.75    $ 10.80
                                               ------    -------    -------      -------     -------    -------
Net investment income (loss).................    0.00@     (0.01)@    (0.02)       (0.05)      (0.01)      0.01
Net realized and unrealized gains (losses)
  from investments and foreign currency......    2.31@     (2.87)@    (0.03)       (0.55)       0.37      (0.99)
                                               ------    -------    -------      -------     -------    -------
Net increase (decrease) from investment
  operations.................................    8.89      (2.88)     (0.05)       (0.60)       0.36      (0.98)
                                               ------    -------    -------      -------     -------    -------
Dividends from net investment income.........    --        --         --          --           --         (0.07)
                                               ------    -------    -------      -------     -------    -------
Net asset value, end of period...............  $ 8.89    $  6.58    $  9.46      $  9.51     $ 10.11    $  9.75
                                               ======    =======    =======      =======     =======    =======
Total investment return (1)..................   35.11%    (30.44)%    (0.53)%      (5.93)%      3.69%     (9.03)%
                                               ======    =======    =======      =======     =======    =======
Ratios/Supplemental Data:
Net assets, end of period (000's)............  $  804    $   877    $10,053      $11,375     $12,979    $12,332
Expenses, net of fee waivers, to average net
  assets.....................................    2.19%      2.19%      2.19%        2.19%*      2.19%      2.19%
Expenses, before fee waivers, to average net
  assets.....................................    3.46%      3.36%      2.69%        3.23%*      3.29%      2.29%
Net investment loss, net of fee waivers, to
  average net assets.........................   (0.03)%    (0.08)%    (0.15)%      (1.13)%*    (0.15)%    (0.51)%
Net investment loss, before fee waivers, to
  average net assets.........................   (1.31)%    (1.25)%    (0.65)%      (2.17)%*    (1.25)%    (0.61)%
Portfolio turnover rate......................      80%        64%        87%          22%         69%        76%

---------------

--------------------------------------------------------------------------------
                               Prospectus Page 31

--------------------------------------------------------------------------------
                            ------------------------
PaineWebber Global Equity Fund              PaineWebber Asia Pacific Growth Fund
PaineWebber Global Income Fund          PaineWebber Emerging Markets Equity Fund

TICKER SYMBOL:                Global Equity Fund Class  A:   KPGEX.Q         Asia Pacific Growth Fund Class  A:   PPGAX.Q
                                                        B:   KPGLX.Q                                         B:   PPGBX.Q
                                                        C:   KPGBX.Q                                         C:   PPGCX.Q
                                                        Y:   KPGCX.Q                                         Y:   None
                              Global Income Fund Class  A:   PGBAX.Q     Emerging Markets Equity Fund Class  A:   KPEAX.Q
                                                        B:   PGBBX.Q                                         B:   None
                                                        C:   PWIDX.Q                                         C:   KPEBX.Q
                                                        Y:   None                                            Y:   None

For investors who want more information about the funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

You may discuss your questions about the funds by contacting your PaineWebber Financial Advisor. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the funds directly at 1-800-647-1568.

You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get text-only copies of reports and other information about the funds:

- For a fee, by electronic request or by writing the SEC's Public Reference Room, Washington, D.C. 20549-0102; or

- Free from the EDGAR Database on the SEC's Internet website at:
  http://www.sec.gov

PaineWebber Investment Trust
--PaineWebber Global Equity Fund
Investment Company Act File No. 811-6292

PaineWebber Investment Series
--PaineWebber Global Income Fund
Investment Company Act File No. 811-5259

PaineWebber Managed Investments Trust
--PaineWebber Asia Pacific Growth Fund
Investment Company Act File No. 811-4040

PaineWebber Investment Trust II
--PaineWebber Emerging Markets Equity Fund
Investment Company Act File No. 811-7104

-C- 2000 PaineWebber Incorporated. All rights reserved.

--------------------------------------------------------------------------------
                                _______________